Acquisitions, Investments, Dispositions and Assets Held for Sale - Imagina Media Audiovisual, S.L. (Details) - Imagina $ in Thousands, € in Millions	1 Months Ended
	Feb. 28, 2018	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 MXN ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 MXN ($)
Disclosure of associates
Proportion of sale of ownership interest in associate	19.90%
Sale consideration								€ 284.5	$ 6,603,751
Cash consideration received for the disposal of assets and liabilities								251.3	5,832,360
Amount held in Escrow for litigation costs		€ 2.2	$ 54,302	€ 5.4	$ 114,127			€ 33.2	$ 771,391
Amount released from escrow						€ 16.1	$ 366,354
Amount used for escrow						€ 1.5	$ 33,558